Basis of Presentation and Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Machinery And Equipment [Member] | Minimum [Member]
Useful life	3 years	3 years
Machinery And Equipment [Member] | Maximum [Member]
Useful life	15 years	15 years
Leasehold improvements [Member]
Useful life	5 years	5 years
Descripion of useful lives	Lesser of the remaining lease term or 5 years	Lesser of the remaining lease term or 5 years